OTHER PROVISIONS - Schedule of Assumptions for Other Provisions (Details) £ in Millions	12 Months Ended
Dec. 31, 2021 GBP (£)
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	£ 1,915
At 31 December	2,092
Total
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	1,915
Exchange and other adjustments	17
Provisions applied	(1,095)
(Release) charge for the year	1,255
At 31 December	2,092
Provisions for financial commitments and guarantees
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	459
Exchange and other adjustments	(2)
Provisions applied	0
(Release) charge for the year	(257)
At 31 December	200
Regulatory and legal provisions
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	642
Exchange and other adjustments	31
Provisions applied	(817)
(Release) charge for the year	1,300
At 31 December	1,156
Other
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	814
Exchange and other adjustments	(12)
Provisions applied	(278)
(Release) charge for the year	212
At 31 December	£ 736